DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION

1 - DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION

LuxUrban Hotels Inc. (LUXH) utilizes an asset light business model to lease entire hotels on a long-term basis and rent out hotel rooms in the properties it leases. The Company currently manages a portfolio of hotel rooms in New York, Washington D.C., Miami Beach, New Orleans and Los Angeles.

In late 2021, LUXH commenced the process of winding down its legacy business of leasing and re-leasing multifamily residential units, as it pivoted toward its new strategy of leasing hotels. The Company’s transition has been substantially completed, although it continues to lease a total of approximately 9 multifamily residential units in Denver.

The consolidated financial statements include the accounts of LuxUrban Hotels Inc. (“LuxUrban”) and its wholly owned subsidiary SoBeNY Partners LLC (“SoBeNY”). On November 2, 2022, CorpHousing Group Inc. (“CorpHousing”) changed its name to LuxUrban Hotels Inc. In June 2021, the members of SoBeNY exchanged all of their membership interests for additional membership interests in Corphousing LLC, with SoBeNY becoming a wholly owned subsidiary of Corphousing LLC. Both entities were under common control at the time of the transaction. Since there was no change in control over the net assets, there is no change in basis in the net assets.

In January 2022, Corphousing LLC and its wholly owned subsidiary, SoBeNY, converted into C corporations, with the then current members of Corphousing LLC becoming the stockholders of the newly formed C corporation, CorpHousing Group Inc. The conversion has no effect on our business or operations and was undertaken to convert the forms of these legal entities into corporations for purposes of operating as a public company. All properties, rights, businesses, operations, duties, obligations and liabilities of the predecessor limited liability companies remain those of CorpHousing Group Inc. and SoBeNY Partners Inc.

All significant intercompany accounts and transactions have been eliminated in consolidation.